PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

8. Property, Plant and Equipment

The Company's property, plant and equipment are summarized as follows:

	Furniture & fixtures	Office & Communication equipment	Vehicle	Land and Building	Field camps and equipment	Right-of- use asset	Leasehold improvements	Total
	$	$		$	$	$	$	$
Cost
Balance at January 1, 2018	151,786	104,202	11,708	-	425,003	-	84,906	777,605
Additions	-	8,599	-	-	-	-	-	8,599
Disposals	-	-	-	-	-	-	-	-
Balance at December 31, 2018	151,786	112,801	11,708	-	425,003	-	84,906	786,204
Additions	-	-	-	217,617	5,728	739,106	-	962,451
Disposals	-	(84,611)	-	-	(209,356)	-	-	(293,967)
Balance at December 31, 2019	151,786	28,190	11,708	217,617	221,375	739,106	84,906	1,454,688

Accumulated Depreciation
Balance at January 1, 2018	136,833	102,879	11,708	-	425,003	-	84,906	761,329
Additions	2,774	1,809	-	-	-	-	-	4,583
Disposals	-	-	-	-	-	-	-	-
Balance at December 31, 2018	139,607	104,688	11,708	-	425,003	-	84,906	765,912
Additions	2,259	2,528	-	2,985	989	192,810		201,571
Disposals	-	(84,611)	-	-	(209,356)	-	-	(293,967)
Balance at December 31, 2019	141,866	22,605	11,708	2,985	216,636	192,810	84,906	673,516

Carrying amounts
Balance at January 1, 2018	14,953	1,323	-	-	-	-	-	16,276
Balance at December 31, 2018	12,179	2,414	-	-	-	-	-	20,292
Balance at December 31, 2019	9,920	5,585	-	214,632	4,739	546,296	-	781,172

During the year ended December 31, 2019, depreciation in the amount of $4,878 (year ended December 31, 2018 - $580, year ended December 31, 2017 - $62) was capitalized to exploration and evaluation assets.